LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 7,962
Lessee, Operating Lease, Liability, to be Paid, Year Two	7,701
Lessee, Operating Lease, Liability, to be Paid, Year Three	7,509
Lessee, Operating Lease, Liability, to be Paid, Year Four	7,181
Lessee, Operating Lease, Liability, to be Paid, Year Five	7,117
Lessee, Operating Lease, Liability, to be Paid, after Year Five	43,793
Total lease payments	81,263
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ (16,779)
Operating Lease, Liability	Other liabilities	Other liabilities